POST-RETIREMENT BENEFITS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
POST-RETIREMENT BENEFITS
Employee contribution to the plan (Percentage)	3.00%
401k matching contributions	$ 93,112	$ 100,134